CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Accumulated Income/ (Deficit)	Noncontrolling Interests
Balance at Dec. 31, 2013	$ 1,024,818	$ 1,106,463	$ (18,644)	$ (71,862)	$ 8,861
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	3,152	3,152	0	0	0
Issuance of Hughes Retail Preferred Tracking Stock (Note 3)	252,990	252,990	0	0	0
Other	(1,006)	(1,006)	0	0	0
Net income (loss)	102,582	0	0	101,193	1,389
Foreign currency translation adjustment	(8,789)	0	(8,552)	0	(237)
Unrealized gains (losses) and other-than-temporary impairment loss on available-for-sale securities, net and other	(4,150)	0	(4,150)	0	0
Balance at Dec. 31, 2014	1,369,597	1,361,599	(31,346)	29,331	10,013
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	5,204	5,204	0	0	0
Transfer of launch service contract from EchoStar to HNS	52,250	52,250	0	0	0
Other	(1,305)	(1,305)	0	0	0
Net income (loss)	138,984	0	0	137,367	1,617
Foreign currency translation adjustment	(25,012)	0	(24,692)	0	(320)
Unrealized gains (losses) and other-than-temporary impairment loss on available-for-sale securities, net and other	1,922	0	1,922	0	0
Balance at Dec. 31, 2015	1,541,640	1,417,748	(54,116)	166,698	11,310
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	4,822	4,822	0	0	0
Transfer of launch service contract from EchoStar to HNS	70,300	70,300	0	0	0
Contributions to fund EchoStar XXI launch service contract from EchoStar to HNS	23,750	23,750	0	0	0
Other	(421)	(421)	0	0	0
Net income (loss)	121,721	0	0	120,015	1,706
Foreign currency translation adjustment	(5,377)	0	(5,191)	0	(186)
Unrealized gains (losses) and other-than-temporary impairment loss on available-for-sale securities, net and other	(1,412)	0	(1,412)	0	0
Balance at Dec. 31, 2016	$ 1,755,023	$ 1,516,199	$ (60,719)	$ 286,713	$ 12,830